Shareholder Report	12 Months Ended	45 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Entity Central Index Key	0000714287
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000016818
Shareholder Report [Line Items]
Fund Name	DWS New York Tax-Free Income Fund
Class Name	Class A
Trading Symbol	KNTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS New York Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	7.25%	0.72%	2.04%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	4.30%	0.16%	1.76%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg New York Exempt Municipal Bond Index	6.32%	0.98%	2.33%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 201,912,970	$ 201,912,970
Holdings Count | Holding	158	158
Advisory Fees Paid, Amount	$ 631,140
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	201,912,970
Number of Portfolio Holdings	158
Portfolio Turnover Rate (%)	46
Total Net Advisory Fees Paid ($)	631,140
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
Lease Obligations	8%
General Obligation Bonds	7%
Other	3%
Variable Rate Demand Notes	3%
Excrow To Maturity/prefunded Bonds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]
C000016820
Shareholder Report [Line Items]
Fund Name	DWS New York Tax-Free Income Fund
Class Name	Class C
Trading Symbol	KNTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS New York Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.54%

Gross expense ratio as of the latest prospectus: 1.72%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	6.42%	-0.02%	1.28%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.42%	-0.02%	1.28%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg New York Exempt Municipal Bond Index	6.32%	0.98%	2.33%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 201,912,970	$ 201,912,970
Holdings Count | Holding	158	158
Advisory Fees Paid, Amount	$ 631,140
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	201,912,970
Number of Portfolio Holdings	158
Portfolio Turnover Rate (%)	46
Total Net Advisory Fees Paid ($)	631,140
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
Lease Obligations	8%
General Obligation Bonds	7%
Other	3%
Variable Rate Demand Notes	3%
Excrow To Maturity/prefunded Bonds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]
C000016821
Shareholder Report [Line Items]
Fund Name	DWS New York Tax-Free Income Fund
Class Name	Class S
Trading Symbol	SNWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS New York Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$57	0.55%

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	7.54%	0.97%	2.30%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg New York Exempt Municipal Bond Index	6.32%	0.98%	2.33%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 201,912,970	$ 201,912,970
Holdings Count | Holding	158	158
Advisory Fees Paid, Amount	$ 631,140
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	201,912,970
Number of Portfolio Holdings	158
Portfolio Turnover Rate (%)	46
Total Net Advisory Fees Paid ($)	631,140
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
Lease Obligations	8%
General Obligation Bonds	7%
Other	3%
Variable Rate Demand Notes	3%
Excrow To Maturity/prefunded Bonds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]
C000223771
Shareholder Report [Line Items]
Fund Name	DWS New York Tax-Free Income Fund
Class Name	Institutional Class
Trading Symbol	DNTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS New York Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	0.55%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	Since Inception 12/1/20
Institutional Class No Sales Charge	7.54%	0.43%
Bloomberg Municipal Bond Index	6.09%	0.19%
Bloomberg New York Exempt Municipal Bond Index	6.32%	0.37%

Performance Inception Date		Dec. 01, 2020
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 201,912,970	$ 201,912,970
Holdings Count | Holding	158	158
Advisory Fees Paid, Amount	$ 631,140
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	201,912,970
Number of Portfolio Holdings	158
Portfolio Turnover Rate (%)	46
Total Net Advisory Fees Paid ($)	631,140
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
Lease Obligations	8%
General Obligation Bonds	7%
Other	3%
Variable Rate Demand Notes	3%
Excrow To Maturity/prefunded Bonds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]